Derivatives - Net Investment Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Gains (losses) posted to equity for the year ended		€ (588)	€ (405)
Gains (losses) removed from equity for the year ended		(17)	(23)
thereof relates to terminated programs	[1]	(17)	(23)
Reported in Equity, unhedged foreign currency capital revaluation		2,600	1,200
Net investment hedges
Disclosure of detailed information about hedged items [line items]
Reported in Equity	[2],[3]	(4,153)	(925)
thereof relates to terminated programs		0	0
Changes of hedged item's value used for hedge effectiveness		(3,789)	2,356
Ineffectiveness recorded within P&L	[4]	€ (232)	€ (81)

[1]	[3]Termination P&L includes changes due to hedged and unhedged capital of subsidiaries.
[2]	[1]Reported in equity refers to the accumulated income and expenses as recognised in the Group’s Other Comprehensive Income.
[3]	[2]Reported in equity includes unhedged foreign currency capital revaluation in the financial year ended December 31, 2025 of (€ 2.6 billion) and € 1.2 billion in 2024.
[4]	[4] This materially includes fair value gains and losses from FX spot vs. FX forward differences where the FX spot is designated for hedge accounting purposes.